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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                            Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer High Yield Fund
           Schedule of Investments 7/31/07 (unaudited)


Shares                                                         Value

           CONVERTIBLE PREFERRED STOCKS - 7.4 %
           Materials - 4.9 %
           Diversified Metals & Mining - 4.9 %
95,215     Freeport-McMoRan Copper & Gold, 5.5%, 12/31/49   $194,690,871
           Total Materials                                  $194,690,871
           Capital Goods - 0.7 %
           Electrical Component & Equipment - 0.7 %
68,400     General Cable Corp., 5.75%, 11/24/13             $27,283,050
           Total Capital Goods                              $27,283,050
           Banks - 0.8 %
           Thrifts & Mortgage Finance - 0.8 %
726,432    Sovereign Cap Trust IV, 4.375%, 3/1/34           $32,507,832
           Total Banks                                      $32,507,832
           Utilities - 1.0 %
           Gas Utilities - 0.3 %
60,000     Semco Energy, Inc., 5.0%, 2/20/15 (144A)         $13,440,000
           Multi-Utilities - 0.7 %
337,300    CMS Energy Corp., 4.5%, 12/31/49                 $28,501,850
           Total Utilities                                  $41,941,850
           TOTAL CONVERTIBLE PREFERRED STOCKS
Principal  (Cost  $162,676,188)                             $296,423,603
Amount
           CONVERTIBLE CORPORATE BONDS - 16.1%
           Energy - 0.8 %
           Oil & Gas Exploration & Production - 0.7 %
25,770,000 McMoran Exploration, 6.0%, 7/2/08                $30,118,688
           Total Energy                                     $30,118,688
           Materials - 4.9 %
           Commodity Chemicals - 4.2 %
49,090,000 Millennium Chemicals, Inc., 4.0%, 11/15/23       $166,660,550
           Gold - 0.8 %
35,495,000 Coeur D'Alene Mines Corp., 1.25%, 1/15/24        $31,901,131
           Total Materials                                  $198,561,681
           Capital Goods - 1.9 %
           Aerospace & Defense - 0.3 %
10,425,000 EDO Corp., 4.0%, 11/15/25                        $12,066,938
           Construction & Farm Machinery & Heavy Trucks - 0.8 %
31,350,000 Wabash National Corp., 3.25%, 8/1/08             $30,291,938
           Electrical Component & Equipment - 0.9 %
45,287,000 Roper Industries, Inc., 1.4813%, 1/15/34         $34,191,685
           Total Capital Goods                              $76,550,561
           Consumer Services - 0.5 %
           Casinos & Gaming - 0.5 %
23,475,000 Shuffle Master, 1.25%, 4/15/24                   $21,303,563
           Total Consumer Services                          $21,303,563
           Media - 2.5 %
           Advertising - 2.5 %
90,844,000 Interpublic Group Co., 4.25%, 3/15/23 (144A)     $99,701,290
           Total Media                                      $99,701,290
           Retailing - 1.0 %
           Automotive Retail - 0.9 %
39,982,000 Sonic Automotive, Inc., 5.25%, 5/7/09            $39,132,383
           Total Retailing                                  $39,132,383
           Health Care Equipment & Services - 0.7 %
           Health Care Equipment - 0.7 %
36,200,000 Epix Medical, 3.0%, 6/15/24 (144A)               $27,512,000
           Health Care Supplies - 0.0 %
1,240,000  Inverness Medical Innovation, 3.0%, 5/15/16 (144A$ 1,444,228
           Total Health Care Equipment & Services           $28,956,228
           Pharmaceuticals & Biotechnology - 1.4 %
           Biotechnology - 1.0 %
15,400,000 Biomarin Pharmaceuticals, 1.875%, 4/23/17        $16,189,250
7,500,000  Human Genome, 2.25%, 8/15/12                       5,700,000
21,255,000 Mannkind Corp., 3.75%, 12/15/13                   18,784,104
                                                            $40,673,354
           Life Sciences Tools & Services - 0.3 %
15,560,000 Diversa Corp., 5.5%, 4/1/27 (144A)               $15,326,600
           Total Pharmaceuticals & Biotechnology            $55,999,954
           Difersified Financials - 0.1 %
           Consumer Finance - 0.1 %
4,100,000  Dollar Financial, 2.875%, 6/30/27 (144A)         $ 3,679,750
           Total Diversified Financials                     $ 3,679,750
           Real Estate - 1.5 %
           Office Real Estate Investment Trusts - 0.4 %
17,600,000 Alexandria Real, 3.7%, 1/15/27 (114A)            $16,698,000
           Retail Real Estate Investment Trusts - 1.1 %
48,800,000 General Growth Properties, 3.98%, 4/15/27 (144A) $44,042,000
           Total Real Estate                                $60,740,000
           Software & Services - 0.1 %
           Systems Software - 0.1 %
2,730,000  Macrovision Corp., 2.625%, 8/15/11               $ 2,907,450
           Total Software & Services                        $ 2,907,450
           Technology Hardware & Equipment - 0.7 %
           Electronic Equipment & Instruments - 0.5 %
16,800,000 Newport Corp., 2.5%, 2/15/12 (144A)              $14,595,000
8,000,000  Vishay Intertechnology, 3.625%, 8/1/23             8,100,000
                                                            $22,695,000
           Technology Distributors - 0.1 %
3,250,000  Anixter International, Inc., 1.0%, 2/15/13 (144A)$ 4,517,500
           Total Technology Hardware & Equipment            $27,212,500
           TOTAL CONVERTIBLE CORPORATE BONDS
           (Cost  $575,801,340)                             $644,864,048
Shares
           PREFERRED STOCK - 0.4 %
           Real Estate - 0.4 %
           Real Estate Management & Development - 0.4 %
667,700    Forest City Enterprises, 7.375%, 2/1/34          $16,892,810
           TOTAL PREFERRED STOCK
           (Cost  $17,060,964)                              $16,892,810

           COMMON STOCKS - 14.4 %
           Energy - 0.8 %
           Oil & Gas Refining & Marketing - 0.8 %
654,400    Tesoro Petroleum Corp.                           $32,589,120
           Total Energy                                     $32,589,120
           Materials - 1.9 %
           Construction Materials - 1.0 %
512,294    Texas Industries, Inc.                           $40,373,890
           Gold - 0.3 %
405,500    Barrick Gold Corp.                               $13,340,950
           Specialty Chemicals - 0.6 %
1,042,100  RPM, Inc.                                        $24,499,771
           Total Materials                                  $78,214,611
           Capital Goods - 2.4 %
           Building Products - 0.6 %
673,095    Lennox International, Inc.                       $25,779,539
           Electrical Component & Equipment - 1.1 %
540,900    General Cable Corp. *                            $43,001,550
           Industrial Machinery - 0.7 %
289,700    ESCO Electronics Corp. * (a)                     $10,507,419
297,600    ITT Corp.                                         18,713,088
                                                            $29,220,507
           Total Capital Goods                              $98,001,596
           Health Care Equipment & Services - 0.5 %
           Health Care Equipment - 0.5 %
268,400    Bio-Rad Laboratories, Inc. *                     $19,904,544
           Total Health Care Equipment & Services           $19,904,544
           Pharmaceuticals & Biotechnology - 3.4 %
           Biotechnology - 2.5 %
681,800    PDL BioPharma, Inc. *                            $16,015,482
2,591,539  Vertex Pharmaceuticals, Inc. *                    83,706,710
                                                            $99,722,192
           Life Sciences Tools & Services - 0.8 %
678,700    Thermo Fisher Scientific, Inc. *                 $35,434,927
           Pharmaceuticals - 0.1 %
147,100    Bristol-Myers Squibb Co.                         $ 4,179,111
           Total Pharmaceuticals & Biotechnology            $139,336,230
           Real Estate - 1.5 %
           Diversified Real Estate Investment Trusts - 0.1 %
188,000    Liberty Property Trust                           $ 7,051,880
           Office Real Estate Investment Trusts - 0.5 %
495,300    Mack-Cali Realty Corp.                           $19,118,580
           Retail Real Estate Investment Trusts - 0.8 %
614,133    General Growth Pro TLB SC                        $29,466,101
86,800     Saul Centers, Inc.                                 3,764,516
                                                            $33,230,617
           Total Real Estate                                $59,401,077
           Diversified Financials - 0.2 %
           Diversified Financial Services - 0.2 %
9,971,125  Lazard, Ltd.                                     $ 7,942,935
           Total Diversified Financials                     $ 7,942,935
           Technology Hardware & Equipment - 0.4 %
           Electronic Equipment & Instruments - 0.3 %
439,800    Amphenol Corp.                                   $15,067,548
           Total Technology Hardware & Equipment            $15,067,548
           Semiconductors - 0.1 %
           Semiconductor Equipment - 0.1 %
100,000    FEI Co. *                                        $ 2,868,000
           Total Semiconductors                             $ 2,868,000
           Utilities - 3.1 %
           Gas Utilities - 1.3 %
118,200    Questar Corp.                                    $ 6,086,118
1,527,000  Southern Union Co.                                47,153,760
                                                            $53,239,878
           Independent Power Producer & Energy Traders - 1.4 %
1,455,600  NRG Energy, Inc. *                               $56,113,380
           Multi-Utilities - 0.4 %
186,300    Public Service Enterprise Group, Inc.            $16,049,745
           Total Utilities                                  $125,403,003
           TOTAL COMMON STOCKS
Principal  (Cost  $423,160,474)                             $578,728,664
Amount
           CORPORATE BONDS - 55.3 %
           Energy - 5.3 %
           Coal & Consumable Fuels - 0.6 %
27,650,000 Massey Energy Co., 6.875%, 12/15/13              $24,366,563
           Oil & Gas Equipment & Services - 1.0 %
43,559,000 Holly Energy Partners LP, 6.25%, 3/1/15          $39,420,895
           Oil & Gas Exploration & Production - 0.8 %
12,370,000 Forest Oil Corp., 7.25%, 6/15/19                 $11,535,025
2,700,000  Hilcorp Energy, 9.0%, 6/1/16 (144A)                2,686,500
10,000,000 Parallel Petroleum Corp., 10.25%, 8/1/14          10,050,000
9,200,000  Pogo Producing Co., 6.625%, 3/15/15                9,223,000
                                                            $33,494,525
           Oil & Gas Refining & Marketing - 2.8 %
2,695,000  Aventine Renewable Energy, 10.0%, 4/1/17         $ 2,533,300
6,415,000  Frontier Oil Corp., 6.625%, 10/1/11                6,222,550
97,215,000 Tesoro Corp., 6.625%, 11/1/15                     93,326,400
12,655,000 Verasun Energy Corp., 9.375%, 6/1/17 (144A)       11,516,050
                                                            $113,598,300
           Total Energy                                     $210,880,283
           Materials - 17.0 %
           Aluminum - 2.0 %
79,903,000 Novelis, Inc., 7.25%, 2/15/15                    $80,102,758
           Commodity Chemicals - 5.7 %
51,475,000 Arco Chemical Co., 9.8%, 2/1/20                  $53,019,250
61,681,000 Georgia Gulf Corp., 10.75%, 10/15/16              57,671,735
65,239,000 Georgia Gulf Corp., 9.5%, 10/15/14                61,977,050
63,935,000 Millenium America, Inc., 7.625%, 11/15/26         58,180,850
17,025,000 Nova Chemicals Corp., 7.25%, 8/15/28              17,025,000
53,500,000 Nova Chemicals Corp., 7.875%, 9/15/25             49,353,750
9,581,000  Nova Chemicals, Ltd., 6.5%, 1/15/12                8,670,805
                                                            $305,898,440
           Construction Materials - 0.3 %
12,428,000 Texas Industries, Inc., 7.25%, 7/15/13           $12,303,720
           Steel - 0.7 %
30,980,000 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A) $29,276,100
           Diversified Metals & Mining - 0.3 %
14,655,000 Noranda Aluminium Acquisition, 0.0% 5/15/15 (144A$13,922,250
           Metal & Glass Containers - 1.4 %
58,350,000 Crown Cork and Seal Co., Inc., 7.375%, 12/15/26  $51,348,000
7,450,000  Greif Brothers Corp., 6.75%, 2/1/17                7,096,125
                                                            $58,444,125
           Paper Products - 4.6 %
9,050,000  Abitibi-Consolidated, Inc., 8.55%, 8/1/10        $ 8,371,250
18,780,000 Abitibi-Consolidated, Inc. 8.85%, 8/1/30          14,930,100
400,000    Abitibi-Consolidated, Inc., Floating Rate Note, 6    356,000
45,870,000 Bowater Canada Finance, 7.95%, 11/15/11           39,906,900
9,465,000  Bowater, Inc., 9.50%, 10/15/12                     8,897,100
19,020,000 Bowater, Inc., 9.375%, 12/15/21                   16,737,600
89,830,000 Bowater, Inc., 6.5%, 6/15/13                      72,313,150
23,635,000 Smurfit Capital Funding Plc, 7.5%, 11/20/25       22,275,988
                                                            $183,788,088

           Total Materials                                  $683,735,481
           Capital Goods - 11.4 %
           Aerospace & Defense - 5.0 %
140,588,000DRS Technologies, Inc., 6.875%, 11/1/13          $134,964,480
22,790,000 Esterline Technology, 6.625%, 3/1/17 (144A)       21,251,675
46,080,000 Esterline Technology, 7.75%, 6/15/13              46,080,000
                                                            $202,296,155
           Construction & Farm Machinery & Heavy Trucks - 0.3 %
12,000,000 Greenbrier Co., Inc., 8.375%, 5/15/15            $11,820,000
           Electrical Component & Equipment - 2.4 %
39,760,000 Baldor Electric, 8.625%, 2/15/17                 $40,754,000
9,850,000  Belden CDT, Inc., 7.0%, 3/15/17 (144A)             9,308,250
48,540,000 General Cable Corp., 7.125%, 4/1/17               47,083,800
                                                            $97,146,050
           Industrial Machinery - 2.9 %
24,030,000 Gardner Denver, Inc., 8.0%, 5/1/13 (144A)        $24,326,314
5,658,000  Manitwoc Co., Inc., 10.5%, 8/1/12                  5,940,900
98,942,760 Mueller Industries, Inc., 6.0%, 11/1/14           90,037,912
                                                            $120,305,126
           Trading Companies & Distributors - 0.8 %
32,800,000 Wesco Distribution, Inc., 7.5%, 10/15/17         $31,160,000
           Total Capital Goods                              $462,727,331
           Commercial Services & Supplies - 0.4 %
           Diversified Commercial Services - 0.1 %
2,500,000  NCO Group, Inc., 11.875%, 11/15/14 (144A)        $ 2,425,000
2,330,000  NCO Group, Inc., Floating Rate Note, 11/15/13 (14  2,236,800
                                                            $ 4,661,800
           Environmental & Facilities Services - 0.3 %
10,000,000 Ohio Air Quality Development, Floating Rate Note,$ 9,800,000
           Total Commercial Services & Supplies             $14,461,800
           Consumer Durables & Apparel - 0.5 %
           Footwear - 0.5 %
20,330,000 Brown Shoe Co., Inc., 8.75%, 5/1/12              $20,736,600
           Total Consumer Durables & Apparel                $20,736,600
           Media - 2.5 %
           Advertising - 2.5 %
103,665,000Interpublic Group, Inc., 7.25%, 8/15/11          $101,850,863
           Total Media                                      $101,850,863
           Retailing - 0.4 %
           Automotive Retail - 0.4 %
16,405,000 Sonic Automotive, Inc., 8.625%, 8/15/13          $16,281,963
           Total Retailing                                  $16,281,963
           Health Care Equipment & Services - 1.4 %
           Health Care Equipment - 0.4 %
14,805,000 Bio-Rad Laboratories, Inc., 6.125%, 12/15/14     $13,398,525
4,500,000  Bio-Rad Laboratories, Inc., 7.5%, 08/15/13         4,432,500
                                                            $17,831,025
           Health Care Facilities - 0.2 %
10,565,000 Community Health Systems, 8.875%, 7/15/15        $10,261,256
           Health Care Services - 0.7 %
13,785,000 Surgical Care Affiliates, 10.0%, 7/15/17 (144A)  $13,095,750
17,620,000 Surgical Care Affiliates, 8.875%, 7/15/15 (144A)  16,739,000
                                                            $29,834,750
           Total Health Care Equipment & Services           $57,927,031
           Pharmaceuticals & Biotechnology - 2.8 %
           Pharmaceuticals - 2.8 %
119,925,000Valeant Pharmaceuticals, 7.0%, 12/15/11          $113,928,750
           Total Pharmaceuticals & Biotechnology            $113,928,750
           Diversified Financials - 0.1 %
           Multi-Sector Holding - 0.1 %
5,000,000  Leucadia National, 7.125%, 3/15/17 (144A)        $ 4,550,000
           Total Diversified Financials                     $ 4,550,000
           Insurance - 0.1 %
           Reinsurance - 0.1 %
2,700,000 Foundation RE, Ltd., Floating Rate Note, 11/24/08$ 2,585,520 3,400,000 Residential Rein 2005, Cat Bond, Floating Rate No 3,200,352
                                                            $ 5,785,872
           Total Insurance                                  $ 5,785,872
           Real Estate - 6.7 %
           Real Estate Management & Development - 4.6 %
93,200,000 Forest City Enterprises, 6.5%, 2/1/17            $84,346,000
104,745,000Forest City Enterprises, 7.625%, 6/1/15           100,555,200
                                                            $184,901,200
           Real Estate Investment Trusts - 1.4 %
56,449,000 BF Saul Real Estate Investment Trust, 7.5%, 3/1/1$56,166,755
           Retail Real Estate Investment Trusts - 0.7 %
28,500,000 Rouse Co. LP, 6.75%, 5/1/13 (144A)               $28,406,463
           Total Real Estate                                $269,474,418
           Technology Hardware & Equipment - 2.4 %
           Communications Equipment - 0.6 %
22,340,000 Corning, Inc., 8.875%, 8/16/21                   $26,783,292
           Electronic Equipment & Instruments - 0.3 %
13,356,000 Itron, Inc., 7.75%, 5/15/12                      $13,489,560
           Technology Distributors - 1.4 %
41,883,000 Anixter International Corp., 5.95%, 3/1/15       $37,694,700
19,327,000 Arrow Electronic, Inc., 7.5%, 1/15/27             19,663,560
                                                            $57,358,260
           Total Technology Hardware & Equipment            $97,631,112
           Utilities - 3.6 %
           Electric Utilities - 1.7 %
7,808,000  Allegheny Energy Supply, 7.8%, 3/15/11           $ 8,003,200
50,755,000 Allegheny Energy Supply, 8.25%, 4/15/12 (144A)    53,165,863
8,400,000  Allegheny Generating Co., 6.875%, 9/1/23           8,064,000
19,000,000 Intergen NV, 9.0%, 6/30/17                        18,810,000
                                                            $88,043,063
           Independent Power Producer & Energy Traders - 1.0 %
1,250,000  NRG Energy, Inc., 7.25%, 2/1/14                  $ 1,206,250
38,652,000 NRG Energy, Inc., 7.375%, 1/15/17                 37,299,180
                                                            $38,505,430
           Multi-Utilities - 0.9 %
12,540,000 CMS Energy Corp. 7.75%, 8/1/10                   $12,940,390
23,120,000 CMS Energy Corp., 6.875%, 12/15/15                22,926,594
                                                            $35,866,984
           Total Utilities                                  $162,415,477
           TOTAL CORPORATE BONDS
           (Cost  $2,333,926,340)                           $2,222,386,981

           SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.8 %
           Energy - 0.1 %
           Oil & Gas Exploration & Production - 0.0 %
3,300,000  Venoco, Inc., Second Lien, 9.36%, 9/20/11        $ 3,217,500
           Total Energy                                     $ 3,217,500
           Consumer Services - 0.7 %
           Casinos & Gaming - 0.7 %
1,666,500 New World Gaming Partners, Ltd., Delayed Draw, 0.$ 1,620,671 8,333,500 New World Gaming Partners, Ltd.,1st Lien Term, 0. 8,104,329 20,000,000 New World Gaming Partners, Ltd., Second Lien Term 19,300,000
                                                            $29,025,000
           Total Consumer Services                          $29,025,000
           Health Care Equipment & Services - 0.4 %
           Health Care Supplies - 0.4 %
15,000,000 Inverness Medical Innovations, LLC, Term Loan, 9.$14,625,000
           Total Health Care Equipment & Services           $14,625,000
           Commercial Services & Supplies - 0.1 %
           Diversified Commercial Services - 0.1 %
1,000,000  J.G.Wentworth, 2nd Lien Term, 10.36% 3/1/14      $   987,500
828,244    TNT Logistics, Pre-Funded LC, 0.0%, 11/4/13          832,903
2,527,837  TNT Logistics, Term Loan (USD), 0.0%, 11/4/13      2,544,426
                                                            $ 4,364,829
           Total Commercial Services & Supplies             $ 4,364,829
           Insurance - 0.5 %
           Insurance Brokers - 0.5 %
6,975,000  AmWins Group, Inc., Initial Term Loan, 7.829% 6/8$ 6,573,938
1,683,660 HUB International Holdings, Delay Draw Term, 1.375 1,595,268 7,516,340 HUB International Holdings, Initial Term Loan, 7. 7,121,732
5,550,000  USI Holdings Corp., Tranche B Term Loan, 8.11%, 5  5,272,500
                                                            $20,563,438
           Total Insurance                                  $20,563,438
           Utilities - 1.0 %
           Indepdndend Power Producer & Energy Traders - 1.0 %
7,933,079  NRG Energy, Inc., Term Loan, 0.0%, 6/8/14        $ 7,746,652
9,502,152  NRG Energy, Inc., Credit Linked, 7.11%, 2/1/13     9,201,233
22,888,505 NRG Energy, Inc., Term Loan, 7.11%, 2/1/13        22,163,706
                                                            $39,111,591
           Total Utilities                                  $39,111,591
           TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
           (Cost  $114,724,382)                             $110,907,358

           TEMPORARY CASH INVESTMENTS - 3.9 %
           Commercial Paper - 3.0 %
86,430,000 Citigroup Funding, 5.33%, 8/1/07                 $86,430,000
32,620,000 DZ Bank AG Grand Cayman, 5.35%, 8/1/07            32,620,000
                                                            $119,050,000
Shares     Security Lending Collateral - 0.9 %
58,737,896 Security Lending Investment Fund, 5.26%          $58,737,896
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $177,787,896)                             $177,787,896

           TOTAL INVESTMENT IN SECURITIES - 100.9%
           (Cost  $3,805,513,585)                           $4,047,991,360

           OTHER ASSETS AND LIABILITIES - (0.9)%            $(36,371,683)

           TOTAL NET ASSETS - 100.0%                        $4,011,619,677

*          Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2007, the value of these securities amounted to $462,950,255 or 11.5% of total net assets.

(a) At July 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $3,746,399,689 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost  $  329,144,841

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value      (86,291,066)

           Net unrealized gain                              $  242,853,775

(a)        At July 31, 2007, the following securities were out on loan:

Shares                         Security                        Value
206,975    ESCO Electronics Corp. *                         $7,506,983
384,220    Texas Industries, Inc.                            30,280,378
Principal
Amount ($)
968,000    Crown Cork and Seal Co., Inc., 7.375%, 12/15/26     860,962
19,197,300 Georgia Gulf Corp., 9.5%, 10/15/14                18,774,422
185,000    Millennium Chemicals, Inc., 4.0%, 11/15/23          629,637
           Total                                            $58,052,383




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.